Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Maximum Exposure to Loss Relating to Non-Consolidated VIEs	Blackstone’s maximum exposure to loss relating to
non-consolidated
VIEs were as follows:

	December 31,	December 31,
	2023	2022
Investments	$3,751,591	$3,326,669
Due from Affiliates	203,187	189,240
Potential Clawback Obligation	72,119	384,926

Maximum Exposure to Loss	$4,026,897	$3,900,835

Amounts Due to Non-Consolidated VIEs	$223	$6